SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Percentage of Completion Account Balances (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 25, 2021
Cost and Earnings in Excess of Billings	$ 6,798	$ 5,602
Billings in Excess of Cost and Earnings	$ 10,184	$ 10,744